Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 86.60%
Canada: 2.87%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	21,469	$1,705,712
Finland: 2.02%
Nordea Bank Abp (Financials, Banks)	106,138	1,198,888
France: 26.59%
Air Liquide SA (Materials, Chemicals)	6,730	1,400,146
AXA SA (Financials, Insurance)	65,322	2,453,505
Capgemini SE (Information technology, IT services)	6,547	1,506,587
L’Oreal SA (Consumer staples, Personal care products)	2,441	1,155,173
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,118	1,905,008
Sanofi SA (Health care, Pharmaceuticals)	11,925	1,170,226
Schneider Electric SE (Industrials, Electrical equipment)	4,754	1,075,264
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	19,826	1,357,577
Veolia Environnement SA (Utilities, Multi-utilities)	57,459	1,867,748
Vinci SA (Industrials, Construction & engineering)	14,753	1,890,216
		15,781,450
Germany: 18.09%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	6,262	1,398,442
Allianz SE (Financials, Insurance)	4,548	1,363,056
Deutsche Boerse AG (Financials, Capital markets)	8,085	1,654,223
Deutsche Post AG (Industrials, Air freight & logistics)	27,210	1,171,725
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	63,727	1,546,917
SAP SE (Information technology, Software)	9,123	1,776,150
Siemens AG (Industrials, Industrial conglomerates)	9,545	1,822,267
		10,732,780
Hong Kong: 1.23%
AIA Group Ltd. (Financials, Insurance)	108,600	729,143
Israel: 1.44%
Check Point Software Technologies Ltd. (Information technology, Software)†	5,226	857,116
Japan: 3.25%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	19,600	717,812
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	83,100	1,207,690
		1,925,502
Netherlands: 5.67%
Airbus SE (Industrials, Aerospace & defense)	9,160	1,687,101
ING Groep NV (Financials, Banks)	101,898	1,676,033
		3,363,134
Switzerland: 9.00%
Nestle SA (Consumer staples, Food products)	16,361	1,737,058
See accompanying notes to portfolio of investments
Allspring VT International Equity Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Shares	Value
Switzerland(continued)
Novartis AG (Health care, Pharmaceuticals)	18,298	$1,772,685
Roche Holding AG (Health care, Pharmaceuticals)	3,554	905,199
TE Connectivity Ltd. (Information technology, Electronic equipment, instruments & components)	6,382	926,922
		5,341,864
United Kingdom: 16.44%
AstraZeneca PLC (Health care, Pharmaceuticals)	9,893	1,333,303
BAE Systems PLC (Industrials, Aerospace & defense)	109,077	1,857,877
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	22,724	1,589,544
Diageo PLC (Consumer staples, Beverages)	41,807	1,543,690
National Grid PLC (Utilities, Multi-utilities)	75,952	1,021,897
Rio Tinto PLC (Materials, Metals & mining)	14,839	939,636
Shell PLC (Energy, Oil, gas & consumable fuels)	44,384	1,470,505
		9,756,452
Total common stocks (Cost $45,256,993)		51,392,041
Investment companies: 9.11%
United States: 9.11%
Franklin FTSE Japan ETF	38,600	1,197,758
iShares MSCI Japan ETF	33,354	2,379,808
JPMorgan BetaBuilders Japan ETF	31,179	1,825,530
		5,403,096
Total investment companies (Cost $5,383,986)		5,403,096

		Yield
Short-term investments: 4.19%
Investment companies: 4.19%
Allspring Government Money Market Fund Select Class♠∞		5.25%	2,488,586	2,488,586
Total short-term investments (Cost $2,488,586)				2,488,586
Total investments in securities (Cost $53,129,565)	99.90%			59,283,723
Other assets and liabilities, net	0.10			57,577
Total net assets	100.00%			$59,341,300

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
2 | Allspring VT International Equity Fund

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,213,056	$4,997,831	$(3,722,301)	$0	$0	$2,488,586	2,488,586	$12,417
See accompanying notes to portfolio of investments
Allspring VT International Equity Fund | 3

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring VT International Equity Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$1,705,712	$0	$0	$1,705,712
Finland	1,198,888	0	0	1,198,888
France	15,781,450	0	0	15,781,450
Germany	10,732,780	0	0	10,732,780
Hong Kong	729,143	0	0	729,143
Israel	857,116	0	0	857,116
Japan	1,925,502	0	0	1,925,502
Netherlands	3,363,134	0	0	3,363,134
Switzerland	5,341,864	0	0	5,341,864
United Kingdom	9,756,452	0	0	9,756,452
Investment companies	5,403,096	0	0	5,403,096
Short-term investments
Investment companies	2,488,586	0	0	2,488,586
Total assets	$59,283,723	$0	$0	$59,283,723
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring VT International Equity Fund | 5